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                               Small Company Fund

                                  ANNUAL REPORT
                                October 31, 1996

                      THE 59 WALL STREET SMALL COMPANY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1996

ASSETS:
      Investment in U.S. Small Company Portfolio
        (the "Portfolio"), at value  (Note 1) .................      $35,126,305
      Receivable for capital stock sold .......................            2,513
                                                                     -----------
            Total Assets ......................................       35,128,818
                                                                     -----------
LIABILITIES:
      Payables for:
        Expense payment fee (Note 2) ..........................           19,608
        Administrative fee (Note 2) ...........................            7,386
                                                                     -----------
            Total Liabilities .................................           26,994
                                                                     -----------

NET ASSETS ....................................................      $35,101,824
                                                                     ===========
Net Assets Consist of:
     Paid-in capital...........................................      $26,799,979
     Accumulated undistributed net investment income ..........            7,370
     Accumulated net realized gain ............................        1,408,610
     Net unrealized appreciation ..............................        6,885,865
                                                                     -----------
Net Assets ....................................................      $35,101,824
                                                                     ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($35,101,824 / 2,363,961 shares) .........................      $     14.85
                                                                     ===========


                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1996


INVESTMENT INCOME:
      Income:
        Dividend income allocated from Portfolio ...............    $   331,506
        Interest income allocated from Portfolio ...............         58,123
        Expenses allocated from Portfolio ......................       (254,139)
                                                                    -----------
            Total Income .......................................        135,490
                                                                    -----------
      Expenses:
        Expense payment fee (Note 2) ...........................         67,415
        Administrative fee (Note 2) ............................         41,210
                                                                    -----------
            Total Expenses .....................................        108,625
                                                                    -----------
            Net Investment Income ..............................         26,865
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
        Net realized gain on investments .......................      1,591,385
        Net change in unrealized appreciation on investments ...      3,007,088
                                                                    -----------
            Net Realized and Unrealized Gain ...................      4,598,473
                                                                    -----------
        Net Increase in Net Assets Resulting from Operations ...    $ 4,625,338
                                                                    ===========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              For the years ended October 31,
                                                              -------------------------------
                                                                 1996                 1995
                                                              -----------         -----------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income .................................   $     26,865       $     79,407
    Net realized gain on investments ......................      1,591,385          1,486,484
    Net change in unrealized appreciation on investments ..      3,007,088          1,326,258
                                                              ------------       ------------
       Net increase in net assets resulting from operations      4,625,338          2,892,149
                                                              ------------       ------------
  Dividends declared from net investment income (Note 1) ..        (45,132)          (212,045)
                                                              ------------       ------------
  Capital stock transactions (Note 4):
    Net proceeds from sales of capital stock ..............      4,803,048          1,117,639
    Net asset value of capital stock issued to shareholders
      in reinvestment of dividends and distributions ......         15,693             72,843
    Net cost of capital stock redeemed ....................     (3,705,282)       (13,863,611)
                                                              ------------       ------------
       Net increase (decrease) in net assets resulting from
          capital stock transactions ......................      1,113,459        (12,673,129)
                                                              ------------       ------------
          Total increase (decrease) in net assets .........      5,693,665         (9,993,025)

NET ASSETS:
  Beginning of year .......................................     29,408,159         39,401,184
                                                              ------------       ------------
  End of year (including accumulated undistributed
      net investment income of $7,370 and $25,637,
      respectively) .......................................   $ 35,101,824       $ 29,408,159
                                                              ============       ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND
                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                                  For the years ended October 31,
                                                    -----------------------------------------------------------
                                                     1996         1995        1994          1993         1992
                                                    -------      -------     -------       -------      -------
Net asset value, beginning of year...............   $12.81       $11.54       $12.92       $10.70       $10.36

Income from investment operations:
  Net investment income..........................     0.01         0.03         0.05         0.01         0.02
  Net realized and unrealized gain (loss) .......     2.05         1.31        (1.04)        2.84         0.34

Less dividends and distributions (Note 1):
  From net investment income.....................    (0.02)       (0.07)       (0.01)       (0.01)       (0.02)
  From net realized gains .......................     --            --         (0.38)       (0.62)         --
  In excess of net realized gains................     --            --         (0.00)*       --            --
                                                    ------       ------       ------       ------       ------
  Net asset value, end of year...................   $14.85       $12.81       $11.54       $12.92       $10.70
                                                    ======       ======       ======       ======       ======
Total return**...................................    16.10%       11.69%       (7.81)%      27.00%        3.46%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)........  $35,102      $29,408      $39,401      $41,062      $20,504
  Ratio of expenses to average net assets
     (includes allocated Portfolio expenses)
    (Note 2)**...................................     1.10%        1.10%        1.10%        1.10%        1.10%
  Ratio of net investment income to average
    net assets (includes allocated Portfolio
    expenses)....................................     0.08%        0.25%        0.40%        0.04%        0.16%
  Portfolio turnover rate........................      N/A           16%(A)      140%         116%          67%
  Average commission rate paid per share.........      N/A        $0.08%(A)      --           --           --

---------
  *  Less than $0.01 per share.

 ** Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 would have been 1.32%, 1.27%, 1.21%, 1.38% and 1.46%, respectively. For the same periods, the total return of the Fund would have been 15.88%, 11.52%, (7.94)%, 26.72% and 3.10%, respectively. The expense payment agreement will terminate on July 1, 1997. At current asset levels, management believes that the ratio of expenses to average net assets would be at least 1.25%. Furthermore, the ratio of expenses to average net assets for the year ended October 31, 1995 reflect fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratio would have been 1.39%.

(A) Portfolio turnover and average commission paid represents the rate of portfolio activity and average commission rate for the period while the Fund was making investments directly in securities. The portfolio turnover rate and average commission rate paid for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's Financial Highlights which is included elsewhere in this report.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND
                          NOTES TO FINANCIAL STATEMENTS


     1. Organization and Significant Accounting Policies. The 59 Wall Street Small Company Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on April 23, 1991.

     The Fund invests all of its investable assets in the U.S. Small Company Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 61% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

          B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

          C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

          D.  Dividends  and   Distributions  to  Shareholders.   Dividends  and
     distributions to shareholders are recorded on the ex-dividend date.

     2. Transactions with Affiliates.

     Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1996, the Fund incurred $41,210
for  administrative   services.

                     THE 59 WALL STREET SMALL COMPANY FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)

     Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

     Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.10% of the average daily net assets of the Fund. For the year ended October 31, 1996, 59 Wall Street Administrators, Inc. incurred approximately $138,476 in expenses, including shareholder servicing/eligible institution fees of $82,420, on behalf of the Fund. The expense payment fee agreement of the Fund will terminate on July 1, 1997.

     3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                               For the years ended October 31,
                                               -------------------------------
                                                 1996                  1995
                                               --------              --------
Capital stock sold...........................   332,761                93,354
Capital stock issued in connection
  with reinvestment of dividends
  and distributions..........................     1,185                 6,751
Capital stock repurchased....................  (266,398)           (1,216,651)
                                               --------             ---------
Net increase (decrease)......................    67,548            (1,116,546)
                                               ========             =========

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Small Company Fund (a series of
  The 59 Wall Street Fund, Inc.):

     We have audited the accompanying statement of assets and liabilities of The 59 Wall Street Small Company Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 1996 and 1995, and the financial highlights for each of the years in the five-year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Small Company Fund at October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP


Boston, Massachusetts
December 17, 1996

                  Management's Discussion of fund performance

     The  following  investment   management   strategies  and  techniques  have
materially affected the Funds' performance for the fiscal year ended October 31, 1996.

Small Company Fund

     Small stocks were strong performers over the twelve months ending October 31, 1996 with the Small Company Fund achieving a 16.1% gain. Two investment management strategies materially affected the Fund's performance. On the positive side, the maintenance of fixed proportions of the portfolio in growth and value stocks, respectively, gave the Fund a composition more similar to its benchmark. On the negative side, the Fund's bottom-up stock selection process led to an overweighing in the electronic technology and industrial services sectors. These sectors were particularly hard hit during the correction of June and July. They did, however, partially recover during the August through October period.

   [The following table was depicted as a line graph in the printed material]

                      Small Company Fund Growth of $10,000

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from April 23, 1991 to October 31, 1996; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Russell 2000 Index for the same time period. The graph points are as follows:

         DATE                     Small Company Fund*           S & P 600 Index
         ----                     -------------------           ---------------
        4/23/91                          $10,000                    $10,000
        4/30/91                          $9,700                     $9,809
        5/31/91                          $10,190                    $10,195
        6/30/91                          $9,460                     $9,756
        7/31/91                          $9,840                     $10,140
        8/31/91                          $10,080                    $10,584
        9/30/91                          $10,090                    $10,673
        10/31/91                         $10,360                    $11,049
        11/30/91                         $9,820                     $10,553
        12/31/91                         $10,948                    $11,459
        1/31/92                          $11,530                    $12,329
        2/29/92                          $11,720                    $12,587
        3/31/92                          $11,068                    $12,236
        4/30/92                          $10,467                    $11,744
        5/31/92                          $10,477                    $11,579
        6/30/92                          $9,967                     $11,424
        7/31/92                          $10,347                    $11,549
        8/31/92                          $10,097                    $11,511
        9/30/92                          $10,297                    $11,840
        10/31/92                         $10,718                    $12,332
        11/30/92                         $11,730                    $13,394
        12/31/92                         $12,113                    $13,870
        1/31/93                          $12,538                    $14,242
        2/28/93                          $12,143                    $13,837
        3/31/93                          $12,235                    $14,365
        4/30/93                          $11,880                    $13,342
        5/31/93                          $12,437                    $14,585
        6/30/93                          $12,437                    $14,578
        7/31/93                          $12,609                    $14,830
        8/31/93                          $13,085                    $15,613
        9/30/93                          $13,348                    $16,179
        10/31/93                         $13,612                    $16,490
        11/30/93                         $13,159                    $15,899
        12/31/93                         $13,590                    $16,475
        1/31/94                          $13,937                    $16,863
        2/28/94                          $13,774                    $16,814
        3/31/94                          $12,959                    $15,608
        4/30/94                          $13,046                    $15,843
        5/31/94                          $12,676                    $15,530
        6/30/94                          $12,057                    $14,953
        7/31/94                          $12,122                    $15,139
        8/31/94                          $12,589                    $16,169
        9/30/94                          $12,589                    $16,086
        10/31/94                         $12,546                    $15,925
        11/30/94                         $11,893                    $15,317
        12/31/94                         $12,164                    $15,589
        1/31/95                          $11,705                    $15,467
        2/28/95                          $12,044                    $16,105
        3/31/95                          $12,306                    $16,430
        4/30/95                          $12,514                    $16,797
        5/31/95                          $12,624                    $17,059
        6/30/95                          $13,116                    $17,995
        7/31/95                          $14,177                    $19,370
        8/31/95                          $14,418                    $19,790
        9/30/95                          $14,571                    $20,295
        10/31/95                         $14,013                    $19,293
        11/30/95                         $14,472                    $20,056
        12/31/95                         $14,834                    $20,387
        1/31/96                          $14,713                    $20,431
        2/28/96                          $14,965                    $21,099
        3/31/96                          $15,612                    $21,551
        4/30/96                          $16,664                    $22,788
        5/31/96                          $17,003                    $23,598
        6/30/96                          $16,127                    $22,673
        7/31/96                          $14,823                    $21,113
        8/31/96                          $15,688                    $22,417
        9/30/96                          $16,598                    $23,400
        10/31/96                         $16,269                    $23,238

               *net of fees and expenses


           Past Performance is not predictive of future performance.

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1996
                           (expressed in U.S. dollars)

   Shares                                                            Value
-----------                                                       -----------
              COMMON STOCKS (97.7%)

              BANKS (5.1%)
    6,440     Deposit Guaranty Corp. .....................          $ 322,805
    8,075     First Commercial Corp. .....................            273,524
   30,300     Imperial Bancorp* ..........................            581,381
   12,855     Keystone Financial, Inc. ...................            332,623
    7,350     Provident Bancorp, Inc. ....................            325,697
    2,500     Silicon Valley Bancshares* .................             65,781
   10,161     Summit Bancorporation ......................            415,331
    8,990     Union Planters Corp. .......................            312,402
    3,380     Zions Bancorporation .......................            306,735
                                                                    ---------
                                                                    2,936,279
                                                                    ---------
              COMMERCIAL SERVICES (5.0%)
   24,120     Corrections Corp. of America* ................          627,120
   28,845     HA-LO Industries, Inc. .......................          908,617
   23,005     NFO Research, Inc.* ..........................          523,364
   17,355     Richfood Holdings, Inc. ......................          421,943
    9,740     SunGard Data Systems, Inc.* . ................          413,341
                                                                    ---------
                                                                    2,894,385
                                                                    ---------
              CONSUMER DURABLES (3.8%)
   17,400     Beazer Homes USA, Inc.* ......................          239,250
    9,400     Carlisle Companies, Inc. .....................          534,625
   15,600     Centex Corp. .................................          469,950
   28,180     Continental Homes
              Holding Corp. ................................          457,925
   19,040     Oakwood Homes Corp. ..........................          504,560
                                                                    ---------
                                                                    2,206,310
                                                                    ---------
              CONSUMER NON-DURABLES (2.8%)
   14,430     Interstate Bakeries Corp. ....................          611,471
   25,450     Nautica Enterprises Inc.* ....................          779,406
    9,000     Universal Corp. ..............................          245,250
                                                                    ---------
                                                                    1,636,127
                                                                    ---------
              CONSUMER SERVICES (3.1%)
   22,065     Applebee's International, Inc. ...............          536,455
   11,250     Grand Casinos, Inc.* .........................          167,344
   70,000     Host Marriot Services Corp.* .................          621,250
   30,300     Ryan's Family Steak
                Houses, Inc.* ..............................          219,675
   22,200     Station Casinos, Inc.* .......................          246,975
                                                                    ---------
                                                                    1,791,699
                                                                    ---------
              ELECTRONIC TECHNOLOGY (10.1%)
   26,790     Brooktrout Technology, Inc.* .................          874,024
   15,920     Cognex Corp.* ................................          202,980
   22,700     Helix Technology Corp. .......................          605,806
   14,390     In Focus Systems, Inc.* ......................          273,410
   11,060     Integrated Device
                Technology, Inc.* ..........................           90,554
   38,000     Integrated Measurement
                Systems, Inc.* .............................          598,500
   25,360     International Rectifier Corp.* ...............          313,830
   15,820     Komag Inc.* ..................................          437,027
   10,580     Maxim Integrated
                Products, Inc.* ............................          372,284
    3,720     Novellus Systems, Inc.* ......................          153,450
   12,450     SCI Systems, Inc.* ...........................          618,609
   18,960     Sanmina Corp.* ...............................          874,530
   21,110     Thermedics, Inc.* ............................          438,033
                                                                    ---------
                                                                    5,853,037
                                                                    ---------
              ENERGY MINERALS (2.6%)
   54,960     Plains Resources, Inc.* ......................          769,440
   15,920     Pogo Producing Co. ...........................          706,450
                                                                    ---------
                                                                    1,475,890
                                                                    ---------
              FINANCE (7.8%)
   10,800     Alex. Brown, Inc. ............................          612,900
    8,526     Charter One Financial, Inc. ..................          370,348
    9,390     Finova Group, Inc. ...........................          579,832
   28,090     First Indiana Corp. ..........................          679,427
   32,200     PHH Corp. ....................................          957,950
   13,810     Roosevelt Financial Group, Inc. ..............          239,086
   43,376     Security Capital
                Industrial Trust ...........................          786,190
    7,900     TCF Financial Corp. ..........................          306,125
                                                                    ---------
                                                                    4,531,858
                                                                    ---------
              HEALTH SERVICES (5.2%)
   15,210     Lincare Holdings, Inc.* ........................        566,572
   22,060     Omnicare, Inc. .................................        601,135
   36,360     Orthodontic Centers of
                America, Inc.* ...............................        518,130
   19,350     PhyCor, Inc.* ..................................        596,222
   15,715     Vencor, Inc.* ..................................        465,557
    9,050     Vivra, Inc.* ...................................        288,469
                                                                    ---------
                                                                    3,036,085
                                                                    ---------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

   Shares                                                            Value
-----------                                                       -----------

              HEALTH TECHNOLOGY (4.4%)
   12,400     Hologic, Inc.* .................................      $ 284,425
   14,270     Idexx Laboratories, Inc.* ......................        558,314
    7,500     Invacare Corp. .................................        208,125
   13,000     Rexall Sundown, Inc.* ..........................        351,812
   14,700     Steris Corp.* ..................................        553,088
   12,480     Sybron International Corp.* ....................        363,480
    7,070     Watson Pharmaceuticals, Inc.* ..................        235,078
                                                                    ---------
                                                                    2,554,322
                                                                    ---------
              INDUSTRIAL SERVICES (6.5%)
   17,500     Carbo Ceramics, Inc. ...........................        350,000
   12,000     Granite Construction, Inc. .....................        235,500
   15,680     Input/Output, Inc.* ............................        466,480
   21,630     J. Ray McDermott, S.A.* ........................        586,714
   57,140     Pride Petroleum Services, Inc.* ................        996,379
   10,980     Seacor Holdings, Inc.* .........................        592,920
    8,310     Transocean Offshore, Inc. ......................        525,607
                                                                    ---------
                                                                    3,753,600
                                                                    ---------
              INSURANCE (8.4%)
   16,530     Allied Group, Inc. .............................        692,194
   19,750     Commerce Group, Inc. ...........................        474,000
    9,800     Fahnestock Viner
                Holdings, Inc. ...............................        131,075
   10,605     Orion Capital Corp. ............................        576,647
   14,610     Penncorp Financial Group, Inc. .................        505,871
   63,290     Presidential Life Corp. ........................        719,924
    8,100     Protective Life Corp. ..........................        279,450
   20,000     UICI* ..........................................        506,250
   13,706     United Companies
                Financial Corp. ..............................        409,467
   34,490     US Facilities Corp. ............................        594,952
                                                                    ---------
                                                                    4,889,830
                                                                    ---------
              NON-ENERGY MINERALS (5.9%)
   26,660     Chaparral Steel Co. ............................        353,245
   20,620     Fibreboard Corp.* ..............................        662,417
   38,800     Oregon Steel Mills, Inc. .......................        615,950
   36,090     Republic Group, Inc. ...........................        595,485
   28,820     Roanoke Electric Steel Corp. ...................        392,673
   18,790     Rouge Steel Co. - Class A ......................        382,846
    7,590     Texas Industries, Inc. .........................        430,733
                                                                    ---------
                                                                    3,433,349
                                                                    ---------
              PROCESS INDUSTRIES (4.5%)
   14,330     Chesapeake Corp. ...............................        404,822
   19,950     Cytec Industries, Inc.* ........................        713,213
    6,700     Dekalb Genetics
                Corp. - Class B ..............................        263,813
   27,650     Mercer International, Inc. - SBI* ..............        349,081
   32,000     Northland Cranberries, Inc. ....................        604,000
    5,400     Springs Industries, Inc. .......................        243,675
                                                                    ---------
                                                                    2,578,604
                                                                    ---------
              PRODUCER MANUFACTURING (5.8%)
   13,020     AGCO Corp. .....................................        330,382
   21,200     Arvin Industries, Inc. .........................        484,950
   31,420     Global Industrial
                Technologies, Inc.* ..........................        585,198
   18,000     Kennametal, Inc. ...............................        612,000
   15,600     Manitowoc Co., Inc. (The) ......................        522,600
   12,700     Miller (Herman), Inc. ..........................        550,863
   10,000     Standard Products Co. ..........................        242,500
                                                                    ---------
                                                                    3,328,493
                                                                    ---------

              RETAIL TRADE (5.0%)
   13,400     CompUSA, Inc.* .................................        619,750
   22,080     Eckerd Corp.* ..................................        612,720
    9,690     Fastenal Co. ...................................        449,374
   33,100     Pier 1 Imports, Inc. ...........................        463,400
   13,300     Ross Stores, Inc. ..............................        551,119
   24,540     Sunglass Hut
                 International, Inc.* ........................        214,725
                                                                    ---------
                                                                    2,911,088
                                                                    ---------
              TECHNOLOGY SERVICES (3.6%)
    9,570     American Management
                Systems, Inc.* ...............................        303,847
   20,600     Envoy Corp.* ...................................        762,200
   13,091     Sterling Commerce, Inc.* .......................        368,189
    8,220     Sterling Software, Inc.* .......................        267,150
   14,100     Systemsoft Corp.* ..............................        394,800
                                                                    ---------
                                                                    2,096,186
                                                                    ---------
              TELECOMMUNICATIONS (1.6%)
   11,410     Aspect Telecommunications
                Corp.* .......................................        676,043
   10,040     Picturetel Corp.* ..............................        271,080
                                                                    ---------
                                                                      947,123
                                                                    ---------
              TRANSPORTATION (1.6%)
   17,130     Comair Holdings, Inc. ..........................        342,600
   11,750     Kansas City Southern
                Industries, Inc. .............................        552,250
                                                                    ---------
                                                                      894,850
                                                                    ---------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

   Shares                                                            Value
-----------                                                       -----------
              UTILITIES (4.9%)
   24,970     Indiana Energy, Inc. ...........................    $   611,765
    9,410     KN Energy, Inc. ................................        351,699
   31,110     Laclede Gas Co. ................................        727,196
   28,990     NUI Corp. ......................................        576,176
   17,900     Northwestern Public
              Service Co. ....................................        597,413
                                                                  -----------
                                                                    2,864,249
                                                                  -----------
              TOTAL COMMON STOCKS
              (identified cost $44,767,593)...................    $56,613,364
                                                                  -----------
 Principal
  Amount
----------

              TIME DEPOSITS (1.2%)
$700,000      State Street Bank (Cayman)
              2.75%, 11/5/96
              (identified cost $700,000)......................    $   700,000
                                                                  -----------

TOTAL INVESTMENTS (identified cost $45,467,593).......   98.9%    $57,313,364

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......    1.1         620,993
                                                        -----     -----------
NET ASSETS ...........................................  100.0%    $57,934,357
                                                        =====     ===========
---------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $45,467,593, the aggregate gross unrealized appreciation is $14,192,899, and the aggregate gross unrealized depreciation is $2,347,128, resulting in net unrealized appreciation of $11,845,771.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1996
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value
      (identified cost $45,467,593) (Note 1) .................       $57,313,364
   Cash ......................................................           682,941
   Dividends and interest receivable .........................            39,005
   Deferred organization expenses (Note 1) ...................             8,161
                                                                     -----------
           Total Assets ......................................        58,043,471
                                                                     -----------
LIABILITIES:
   Payables for:
      Investment advisory fee (Note 2) .......................            63,306
      Custodian fee ..........................................            11,615
      Foreign withholding taxes ..............................            10,197
      Trustees' fee (Note 2) .................................             6,438
      Administrative fee (Note 2) ............................             3,409
      Accrued expenses and other liabilities .................            14,149
                                                                     -----------
           Total Liabilities .................................           109,114
                                                                     -----------
NET ASSETS ...................................................       $57,934,357
                                                                     ===========
Net Assets Consist of:
     Paid-in capital .........................................        46,088,586
     Net unrealized appreciation on investments ..............        11,845,771
                                                                     -----------
Net Assets ...................................................       $57,934,357
                                                                     ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1996
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $65,486) ..   $   473,145
         Interest ...............................................        98,741
                                                                    -----------
             Total Income .......................................       571,886
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) .......................       360,578
         Custodian fee (Note 3) .................................        76,369
         Administrative fee (Note 2) ............................        19,416
         Trustees' fees and expenses (Note 2) ...................         7,241
         Amortization of organization expenses (Note 1) .........         2,547
         Miscellaneous ..........................................        33,673
                                                                    -----------
         Total Expenses .........................................       499,824

             Fees paid indirectly (Note 3) ......................       (72,606)
                                                                    -----------
             Net Expenses .......................................       427,218
                                                                    -----------
             Net Investment Income ..............................       144,668
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments ..........................     3,463,297
      Net change in unrealized appreciation on investments ......     4,465,593
                                                                    -----------
           Net Realized and Unrealized Gain .....................     7,928,890
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ......   $ 8,073,558
                                                                    ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                  For the period
                                                                                  January 17, 1995
                                                                    For the       (commencement of
                                                                  year ended       operations) to
                                                               October 31, 1996   October 31, 1995
                                                                 -------------    ----------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income....................................   $   144,668       $   110,048
      Net realized gain on investments.........................     3,463,297         2,365,906
      Net change in unrealized appreciation on investments.....     4,465,593         6,156,515
                                                                  -----------       -----------
        Net increase in net assets resulting from operations ..     8,073,558         8,632,469
                                                                  -----------       -----------
  Capital transactions:
      Proceeds from contributions..............................     4,802,410        76,125,240
      Value of withdrawals.....................................    (6,168,030)      (33,631,390)
                                                                  -----------       -----------
        Net (decrease) increase in net assets resulting from
          capital transactions.................................    (1,365,620)       42,493,850
                                                                  -----------       -----------
          Total increase in net assets.........................     6,707,938        51,126,319
NET ASSETS:
  Beginning of period..........................................    51,226,419           100,100
                                                                  -----------       -----------
  End of period ...............................................   $57,934,357       $51,226,419
                                                                  ===========       ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                           For the period
                                                                           January 17, 1995
                                                         For the          (commencement of
                                                        year ended         operations) to
                                                     October 31, 1996     October 31, 1995
                                                     ----------------     ----------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted) .......... $ 57,934             $ 51,226

   Expenses as a percentage of average net assets:
      Expenses paid by Portfolio .......................     0.77%                0.77%*
      Expenses paid by commissions** ...................     0.05%                0.05%*
      Expense offset arrangements ......................     0.08%                0.05%
                                                             ----                 ----
          Total expenses ...............................     0.90%                0.87%*

    Ratio of net investment income to
       average net assets ..............................     0.26%                0.25%*
    Portfolio turnover rate ............................       51%                 115%
    Average commission rate paid per share .............  $   0.08            $   0.08

---------
 *  Annualized.

** A portion of the Portfolio's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

     1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from the 59 Wall Street Small Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

          B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

          D. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.


     2. Transactions with Affiliates.

     Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio`s average daily net assets. For the year ended October 31, 1996, the Portfolio incurred $360,578 for advisory services.

                          U.S. SMALL COMPANY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

     Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1996, the Portfolio incurred $19,416 for administrative services.

     Trustees Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended October 31, 1996, the Portfolio incurred $7,241 for Trustee fees.

     3. Investment Transactions. For the year ended October 31, 1996, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,652,137 and $26,895,366, respectively. For that same period, the Portfolio paid brokerage commissions of $43,787 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Certain expenses of the Portfolio were reduced by $27,400 as a result of the Portfolio directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the Portfolio were further reduced by $45,206 as a result of an expense offset arrangement with the Portfolio's custodian.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
U.S. Small Company Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Small Company Portfolio as of October 31, 1996, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended October 31, 1996 and for the period January 17, 1995 (commencement of operations) to October 31, 1995 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Small Company Portfolio at October 31, 1996, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE


Grand Cayman, Cayman Islands
December 17, 1996

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.